Fair Value Measurements (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
CBRE Acquisition Holdings Inc [Member]
Summary of Assets And Liabilities Measured At Fair Value
The following table presents information

about the Company’s assets and liabilities that are measured on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Money market fund held by Trust Account	$402,500,000	—	—
Redeemable warrant liability			$18,716,250

Total	$402,500,000	—	$18,716,250

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets

Money market fund held by Trust Account	$402,517,410	$—	$—

Total assets at fair value	$402,517,410	$—	$—

Liabilities
Sponsor promissory note	$—	$3,300,000	$—
Redeemable warrant liability	$16,603,125	$—	$—

Total liabilities at fair value	$16,603,125	$3,300,000	$—

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of December 31,
2020
and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets

Money market fund held by Trust Account	$402,500,000	$—	$—

Total assets at fair value	$402,500,000	$—	$—

Liabilities
Redeemable warrant liability	$—	$—	$18,716,250

Total liabilities at fair value	$—	$—	$18,716,250